Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock California Municipal Series Trust
Entity Central Index Key	0000765199
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000199773 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 5.87%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 6.38%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, school districts, and corporate-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.87%	1.21%	2.38%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
California Customized Reference Benchmark	6.38	0.73	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,447,515,998
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 8,590,542
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,447,515,998
Number of Portfolio Holdings	283
Net Investment Advisory Fees	$8,590,542
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	28.7%
Utilities	17.1%
Transportation	14.6%
Corporate	13.6%
State	8.9%
Education	4.9%
Housing	4.5%
Tobacco	3.0%
Health	2.6%
Fixed Income Funds	2.1%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	10.9%
AA/Aa	64.8%
A	7.6%
BBB/Baa	1.2%
BB/Ba	—	%(c)
CCC/Caa	0.1%
N/R	15.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038562 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 4.86%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 6.38%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, school districts, and corporate-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	4.86%	0.16%	1.47%
Investor C Shares (with sales charge)	3.86	0.16	1.47
Bloomberg Municipal Bond Index	6.67	0.92	2.21
California Customized Reference Benchmark	6.38	0.73	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,447,515,998
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 8,590,542
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,447,515,998
Number of Portfolio Holdings	283
Net Investment Advisory Fees	$8,590,542
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	28.7%
Utilities	17.1%
Transportation	14.6%
Corporate	13.6%
State	8.9%
Education	4.9%
Housing	4.5%
Tobacco	3.0%
Health	2.6%
Fixed Income Funds	2.1%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	10.9%
AA/Aa	64.8%
A	7.6%
BBB/Baa	1.2%
BB/Ba	—	%(c)
CCC/Caa	0.1%
N/R	15.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011299 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A1 Shares returned 5.73%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 6.38%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, school districts, and corporate-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	5.73%	1.07%	2.25%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
California Customized Reference Benchmark	6.38	0.73	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,447,515,998
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 8,590,542
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,447,515,998
Number of Portfolio Holdings	283
Net Investment Advisory Fees	$8,590,542
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	28.7%
Utilities	17.1%
Transportation	14.6%
Corporate	13.6%
State	8.9%
Education	4.9%
Housing	4.5%
Tobacco	3.0%
Health	2.6%
Fixed Income Funds	2.1%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	10.9%
AA/Aa	64.8%
A	7.6%
BBB/Baa	1.2%
BB/Ba	—	%(c)
CCC/Caa	0.1%
N/R	15.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038561 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MECMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 5.65%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 6.38%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, school districts, and corporate-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.65%	0.92%	2.09%
Investor A Shares (with sales charge)	1.16	0.04	1.65
Bloomberg Municipal Bond Index	6.67	0.92	2.21
California Customized Reference Benchmark	6.38	0.73	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,447,515,998
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 8,590,542
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,447,515,998
Number of Portfolio Holdings	283
Net Investment Advisory Fees	$8,590,542
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	28.7%
Utilities	17.1%
Transportation	14.6%
Corporate	13.6%
State	8.9%
Education	4.9%
Housing	4.5%
Tobacco	3.0%
Health	2.6%
Fixed Income Funds	2.1%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	10.9%
AA/Aa	64.8%
A	7.6%
BBB/Baa	1.2%
BB/Ba	—	%(c)
CCC/Caa	0.1%
N/R	15.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011302 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 5.90%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 6.38%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, school districts, and corporate-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.90%	1.16%	2.34%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
California Customized Reference Benchmark	6.38	0.73	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,447,515,998
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 8,590,542
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,447,515,998
Number of Portfolio Holdings	283
Net Investment Advisory Fees	$8,590,542
Portfolio Turnover Rate	79%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	28.7%
Utilities	17.1%
Transportation	14.6%
Corporate	13.6%
State	8.9%
Education	4.9%
Housing	4.5%
Tobacco	3.0%
Health	2.6%
Fixed Income Funds	2.1%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	10.9%
AA/Aa	64.8%
A	7.6%
BBB/Baa	1.2%
BB/Ba	—	%(c)
CCC/Caa	0.1%
N/R	15.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.